FAIR VALUES	12 Months Ended
Dec. 31, 2023
FAIR VALUES
FAIR VALUES

6.    FAIR VALUES

6.1  Fair Value of Financial Instruments

Fair value is defined as the amount by which an asset may be exchanged or a liability may be settled, in an arm’s length orderly transaction between knowledgeable principal market participants (or more advantageous) at the date of measurement of the current market conditions regardless of whether such price is directly observable or estimated utilizing a valuation technique under the assumption that Grupo Supervielle is a going concern.

When a financial instrument is sold in a liquid and active market, its settled price in the market in a real transaction provides the best evidence of its fair value. When a stipulated price is not settled in the market or when it cannot be an indicator of a fair value of the instrument, in order to determine such fair value, another similar instrument’s fair value may be used, as well as the analysis of discounted flows or other applicable techniques. Such techniques are significantly affected by the assumptions used Grupo Supervielle classifies fair values of financial instruments in a three level hierarchy according to the reliability of the inputs used to determine them.

Fair Value Level 1:  The fair value of financial instruments traded in active markets (such as publicly-traded derivatives, debt securities or available for sale) is based on market quoted prices as of the date of the reporting period. If the quoted price is available and there is an active market for the instrument, it will be included in Level 1. Otherwise, it will be included in Level 2.

Fair Value Level 2: The fair value of financial instruments which are not traded in active markets, such as over-the-counter derivatives, is determined using valuation techniques that maximize the use of observable market data and rely the least possible on Grupo Supervielle’s specific estimates. If all significant inputs required to determine fair value a financial instrument are observable, such instrument is included in Level 2. If the inputs used to determine the price are not observable, the instrument will be included in Level 3.

Fair Value Level 3: If one or more significant inputs are not based on observable market data, the instrument is included in Level 3.

Grupo Supervielle’s financial instruments measured at fair value as of December 31, 2023 and 2022 are detailed below:

Financial Instruments as of 12/31/2023	FV Level 1	FV Level 2	FV Level 3	Total
Assets
- Debt securities at fair value through profit or loss	44,845,302	1,570,520	—	46,415,822
- Derivatives	—	3,795,093	—	3,795,093
- Other financial assets	21,064,292	—	—	21,064,292
- Other debt securities	17,831,074	10,438,957	—	28,270,031
- Financial assets pledged as collateral	46,374,207	—	—	46,374,207
- Investments in Equity Instruments	49,094	—	316,891	365,985
Total Assets	130,163,969	15,804,570	316,891	146,285,430
Liabilities
- Liabilities at fair value through profit or loss	607,903	—	—	607,903
- Other financial liabilities	72,391,981	—	—	72,391,981
Total Liabilities	72,999,884	—	—	72,999,884

Financial Instruments as of 12/31/2022	FV Level 1	FV Level 2	FV Level 3	Total
Assets
- Debt securities at fair value through profit or loss	69,696,151	11,444	—	69,707,595
- Derivatives	920,381	—	—	920,381
- Other financial assets	18,566,566	—	—	18,566,566
- Other debt securities	22,967,229	630,165,816	—	653,133,045
- Financial assets pledged as collateral	44,785,900	—	—	44,785,900
- Investments in Equity Instruments	837,562	—	727,448	1,565,010
Total Assets	157,773,789	630,177,260	727,448	788,678,497
Liabilities
- Liabilities at fair value through profit or loss	6,661,539	—	—	6,661,539
- Other financial liabilities	55,472,099	—	—	55,472,099
Total Liabilities	62,133,638	—	—	62,133,638

Below is shown the reconciliation of the financial instruments classiffied as Fair Value Level 3:

FV Level 3	12/31/2022	Transfers	Additions	Disposals	OCI	12/31/2023
Assets
- Investments in equity instruments	727,448	—	370,242	(76,840)	(703,959)	316,891

Grupo Supervielle’s policy is to recognize transfers between fair value Levels only at end of period.

Valuation Techniques

Valuation techniques to determine fair values Level 2 and Level 3  include the following:

●	Market or quoted prices for similar instruments.
●	The estimated present value of instruments.

The valuation technique to determine fair value Level 2 includes estimating the through spot rate curve which calculate the yield upon market prices.

These valuation techniques are detailed below:

●	Interpolation model: It consists of the determination of the value of financial instruments that do not have a market price at the closing date, based on quoted prices for similar assets (both in terms of issue, currency, and duration) in active markets (MAE, Bolsar or secondary) through the linear interpolation of them. This technique has been used by the Entity to determine the fair value of the instruments issued by the Central Bank and Treasury Bills without quotation at the end of this period.
●	Performance Curve Model under Nelson Siegel: This model proposes a continuous function to model the trajectory of the instant forward interest rate considering as a domain the term comprised until the next interest and / or capital payment. It consists in the determination of the instrument's price estimating volatility through market curves. The Entity has used this model to estimate prices in debt securities or financial instruments with variable interest rate that are not quoted in an active market.

The principal inputs and method considered by Grupo Supervielle for its determination of fair values under the linear interpolation model are:

●	Instrument prices that were quoted between the date the curve is estimated and the settlement date of the latest payment available.
●	Implicit rates in the last available tender.
●	Only instruments that have been traded with a 24-hour settlement are considered.
●	If the same instrument has been listed on MAE (“Mercado Abierto Electrónico”) and Bolsar (Financial website of the “Bolsa de Comercio de Buenos Aires”), only the market price that has been traded in the market with higher volume is considered.
●	The yield curve is standardized based on a set of nodes, each of which has an associated expiration date.
●	Instruments denominated in U.S. dollars are converted at the exchange rate on the date the instrument is negotiated.

Likewise, for the determination of fair values under the Nelson Siegel model, the main data and aspects considered by the Entity were:

●	The Spot rate curves in pesos + BADLAR and the Spot rate curve in U.S. dollars are established based on bonds predefined by Financial Risk Management.
●	The main source of prices for Bonds is MAE, without considering those corresponding to operations for own portfolio.
●	The portfolio of bonds used as input is changed with every issuance.

Grupo Supervielle periodically evaluates the performance of the models based on indicators which have defined tolerance thresholds.

Under IFRS, the estimated residual value of an instrument at inception is generally the transaction price.

In the event that the transaction price differs from the determined fair value, if the fair value is not Level 1, the difference will be recognized in the Consolidated Income Statement proportionally for the duration of the instrument.

6.2    Fair Value of other Financial Instruments

The following describes the methodologies and assumptions used to determine the fair values of financial instruments not recorded at fair value in these Consolidated Financial Statements:

●	Assets whose fair value is similar to book value: For financial assets and liabilities that are liquid or have short-term maturities (less than three months), the book value is considered to be similar to fair value.
●	Fixed rate financial instruments: The fair value of financial assets was determined by discounting future cash flows at the current market rates offered, for each year, for financial instruments with similar characteristics. The estimated fair value of deposits with a fixed interest rate was determined by discounting future cash flows through the use of market interest rates for deposits with maturities similar to those of Grupo Supervielle’s portfolio.

For listed assets and the quoted debt, fair value was determined based on market prices.

●	Other financial instruments: In the case of financial assets and liabilities that are liquid or have a short maturity, it is estimated that their fair value is similar to their book value. This assumption also applies to savings deposits, checking accounts and others.

Below is the difference between the carrying amount and the fair value of the main assets and liabilities recorded at amortized cost as of December 31, 2023 and 2022, respectively:

Other Financial Instruments as of 12/31/2023	Book value	Fair value	FV Level 1	FV Level 2	FV Level 3
Financial Assets
- Cash and due from Banks	229,098,272	229,098,272	229,098,272	—	—
- Other financial assets	25,435,492	25,435,492	25,435,492	—	—
- Loans and other financing	482,455,084	549,311,537	—	—	549,311,537
- Reverse Repo transactions	755,708,132	755,708,132	755,708,132	—	—
- Other Debt Securities	222,910,510	255,174,286	177,457,660	77,716,626	—
- Financial assets Pledged as collateral	8,399	8,399	8,399	—	—
	1,715,615,889	1,814,736,118	1,187,707,955	77,716,626	549,311,537
Financial Liabilities
- Deposits	1,548,928,056	1,597,478,417	—	—	1,597,478,417
- Other financial liabilities	346,947	346,947	346,947	—	—
- Financing received from the Central Bank and other financial institutions	2,691,969	2,788,182	—	—	2,788,182
- Repo Transactions	940,332	940,332	940,332	—	—
	1,552,907,304	1,601,553,878	1,287,279	—	1,600,266,599

Other Financial Instruments as of 12/31/2022	Book value	Fair value	FV Level 1	FV Level 2	FV Level 3
Financial Assets
- Cash and due from Banks	150,719,643	150,719,643	150,719,643	—	—
- Other financial assets	6,679,625	6,679,625	6,679,625	—	—
- Loans and other financing	728,474,749	736,098,923	—	—	736,098,923
- Reverse Repo transactions	67,206,248	67,206,248	67,206,248	—	—
- Other Debt Securities	186,842,522	193,728,112	101,835,764	91,892,348	—
- Financial assets Pledged as collateral	270,629	270,629	270,629	—	—
	1,140,193,416	1,154,703,180	326,711,909	91,892,348	736,098,923
Financial Liabilities
- Deposits	1,705,009,583	1,750,167,253	—	—	1,750,167,253
- Other financial liabilities	909,756	909,756	909,756	—	—
- Financing received from the Central Bank and other financial institutions	17,219,834	27,034,151	—	—	27,034,151
- Unsubordinated Debt securities	1,748,271	1,748,271	1,748,271	—	—
	1,724,887,444	1,779,859,431	2,658,027	—	1,777,201,404

6.3    Fair Value of Equity instruments

The following are the equity instruments measured at Fair Value through profit or loss as of December 31, 2023 and 2022:

	12/31/2023	12/31/2022
Grupo Financiero Galicia S.A.	—	15,651
Pampa Energía S.A.	26,237	144,901
Loma Negra S.A.	2,412	102,814
Ternium Argentina S.A.	1,113	42,781
Aluar S.A.	31	169,045
YPF S.A.	517	141,977
Transener S.A.	198	17,327
Edenor	5,799	145,309
Holcim Arg	7,218	4,416
Cedear SPDR Dow Jones Ind	1,803	1,731
Cedear SPDR S&P	1,528	1,348
Cedear Financial Select Sector	1,430	1,423
Others	808	48,839
Total	49,094	837,562

The following are the equity instruments measured at Fair Value through Other Comprehensive Income as of December 31, 2023 and 2022:

	FV at	Income / (Loss)			FV at
Detail	12/31/2022	through OCI	Disposals	Additions	12/31/2023
Mercado Abierto Electrónico S.A.	288,040	(286,408)	—	—	1,632
Play Digital S.A.	274,011	(283,270)	(75,239)	254,610	170,112
Seguro de Depósitos S.A	33,146	(14,214)	—	—	18,932
Compensador Electrónica S.A.	101,793	11,116	(1,601)	—	111,308
Provincanje S.A.	22,586	(130,573)	—	115,632	7,645
Cuyo Aval Sociedad de Garantía Recíproca	5,833	(184)	—	—	5,649
Argencontrol S.A.	1,009	(428)	—	—	581
IEBA S.A.	190	(129)	—	—	61
Other Reciprocal Guarantee Companies	840	131	—	—	971
Total	727,448	(703,959)	(76,840)	370,242	316,891

	FV at	Income / (Loss)			FV at
Detail	12/31/2021	through OCI	Disposals	Additions	12/31/2022
Mercado Abierto Electrónico S.A.	277,503	10,537	—	—	288,040
Play Digital S.A.	224,182	(173,224)	(45,605)	268,658	274,011
Seguro de Depósitos S.A	42,666	(9,520)	—	—	33,146
Compensador Electrónica S.A.	68,731	33,062	—	—	101,793
Provincanje S.A.	26,862	(4,276)	—	—	22,586
Cuyo Aval Sociedad de Garantía Recíproca	8,456	(2,623)	—	—	5,833
Argencontrol S.A.	953	56	—	—	1,009
IEBA S.A.	371	(181)	—	—	190
Other Reciprocal Guarantee Companies	955	(115)	—	—	840
Total	650,679	(146,284)	(45,605)	268,658	727,448